NON CONTROLLING INTEREST (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net loss	$ (1,221,542)	$ 11,303,922	$ (2,223,288)	$ (27,031,599)
Net loss attributable to the non-controlling interest	45		45
Noncontrolling Interest
Net loss	$ (184)		$ (184)
Average Non-controlling interest percentage of profit/losses	24.20%		24.20%
Net loss attributable to the non-controlling interest	$ (45)		$ (45)